Distribution Date:	02/12/26	COMM 2014-UBS6 Mortgage Trust
Determination Date:	02/06/26
Next Distribution Date:	03/12/26
Record Date:	01/30/26	COMM 2014-UBS6 Mortgage Trust Commercial Mortgage
Series 2014-UBS6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye	cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	6
			www.key.com/key2cre	Surveillance_Inquiries@KeyBank.com
Additional Information	7
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	LNR Partners,LLC
Bond / Collateral Reconciliation - Balances	9		Heather Bennett and Arne Shulkin	hbennett@starwood.com; ashulkin@lnrpartners.com;
Current Mortgage Loan and Property Stratification	10-14			lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	15
		Operating Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16
			Attention: Transaction Manager	notices@pentalphasurveillance.com
Principal Prepayment Detail	17		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	19		Bank, N.A.
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	20			trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	21		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	22-23	Controlling Class	DoubleLine Capital LP
		Representative
Modified Loan Detail	24		-
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12592PBA0	1.445000%	57,028,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12592PBB8	2.935000%	102,973,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12592PBC6	3.440000%	22,897,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12592PBD4	3.387000%	97,350,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12592PBE2	3.378000%	275,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	12592PBF9	3.644000%	337,653,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-M	12592PBH5	4.048000%	97,263,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	22.38%
B	12592PBJ1	4.349000%	57,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	17.88%
C	12592PBL6	4.402165%	65,374,000.00	1,908,661.03	1,908,661.03	7,001.87	0.00	0.00	1,915,662.90	0.00	0.00%	12.75%
D	12592PAJ2	3.902165%	60,589,000.00	60,589,000.00	5,299,295.71	197,023.57	0.00	0.00	5,496,319.28	55,289,704.29	56.34%	8.00%
E	12592PAL7	4.402165%	12,756,000.00	12,756,000.00	0.00	46,795.02	0.00	0.00	46,795.02	12,756,000.00	46.26%	7.00%
F*	12592PAN3	3.750000%	20,728,000.00	20,728,000.00	0.00	64,775.00	0.00	0.00	64,775.00	20,728,000.00	29.90%	5.38%
G	12592PAQ6	3.750000%	28,701,000.00	28,701,000.00	0.00	42,351.77	0.00	0.00	42,351.77	28,701,000.00	7.23%	3.13%
H	12592PAS2	3.750000%	39,861,796.00	10,903,355.70	0.00	0.00	0.00	1,747,878.33	0.00	9,155,477.37	0.00%	0.00%
V	12592PAU7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12592PAW3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12592PAY9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,275,573,799.00	135,586,016.73	7,207,956.74	357,947.23	0.00	1,747,878.33	7,565,903.97	126,630,181.66

X-A	12592PBG7	4.402165%	990,164,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	12592PAA1	0.000000%	122,774,000.00	1,908,661.03	0.00	0.00	0.00	0.00	0.00	0.00
X-C	12592PAC7	0.500000%	60,589,000.00	60,589,000.00	0.00	25,245.42	0.00	0.00	25,245.42	55,289,704.29
X-D	12592PAE3	0.403718%	33,484,000.00	33,484,000.00	0.00	11,265.07	0.00	0.00	11,265.07	33,484,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-E	12592PAG8	0.652165%	68,562,796.00	39,604,355.70	0.00	21,523.82	0.00	0.00	21,523.82	37,856,477.37
Notional SubTotal			1,275,573,796.00	135,586,016.73	0.00	58,034.31	0.00	0.00	58,034.31	126,630,181.66

Deal Distribution Total					7,207,956.74	415,981.54	0.00	1,747,878.33	7,623,938.28

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The Class A-M, Class B, and Class C certificates represent their respective Regular Interests. All, a portion, or none of these Regular Interests may actually be held in the Exchangeable Class PEZ. See page 5 for details on the Class PEZ.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12592PBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12592PBB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12592PBC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12592PBD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12592PBE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	12592PBF9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-M	12592PBH5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	12592PBJ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	12592PBL6	29.19602640	29.19602640	0.10710481	0.00000000	0.00000000	0.00000000	0.00000000	29.30313121	0.00000000
D	12592PAJ2	1,000.00000000	87.46300005	3.25180429	0.00000000	0.00000000	0.00000000	0.00000000	90.71480434	912.53699995
E	12592PAL7	1,000.00000000	0.00000000	3.66847131	0.00000000	0.00000000	0.00000000	0.00000000	3.66847131	1,000.00000000
F	12592PAN3	1,000.00000000	0.00000000	3.12500000	0.00000000	0.00000000	0.00000000	0.00000000	3.12500000	1,000.00000000
G	12592PAQ6	1,000.00000000	0.00000000	1.47562001	1.64937981	45.37024006	0.00000000	0.00000000	1.47562001	1,000.00000000
H	12592PAS2	273.52896242	0.00000000	0.00000000	0.85477809	115.55442635	0.00000000	43.84845906	0.00000000	229.68050336
V	12592PAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12592PAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12592PAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12592PBG7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	12592PAA1	15.54613379	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-C	12592PAC7	1,000.00000000	0.00000000	0.41666672	0.00000000	0.00000000	0.00000000	0.00000000	0.41666672	912.53699995
X-D	12592PAE3	1,000.00000000	0.00000000	0.33643143	0.00000000	0.00000000	0.00000000	0.00000000	0.33643143	1,000.00000000
X-E	12592PAG8	577.63624021	0.00000000	0.31392856	0.00000000	0.00000000	0.00000000	0.00000000	0.31392856	552.14313853

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	01/01/26 - 01/30/26	30	0.00	25,245.42	0.00	25,245.42	0.00	0.00	0.00	25,245.42	0.00
X-D	01/01/26 - 01/30/26	30	0.00	11,265.07	0.00	11,265.07	0.00	0.00	0.00	11,265.07	0.00
X-E	01/01/26 - 01/30/26	30	0.00	21,523.82	0.00	21,523.82	0.00	0.00	0.00	21,523.82	0.00
A-M	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	01/01/26 - 01/30/26	30	0.00	7,001.87	0.00	7,001.87	0.00	0.00	0.00	7,001.87	0.00
D	01/01/26 - 01/30/26	30	0.00	197,023.57	0.00	197,023.57	0.00	0.00	0.00	197,023.57	0.00
E	01/01/26 - 01/30/26	30	0.00	46,795.02	0.00	46,795.02	0.00	0.00	0.00	46,795.02	0.00
F	01/01/26 - 01/30/26	30	0.00	64,775.00	0.00	64,775.00	0.00	0.00	0.00	64,775.00	0.00
G	01/01/26 - 01/30/26	30	1,254,832.41	89,690.63	0.00	89,690.63	47,338.85	0.00	0.00	42,351.77	1,302,171.26
H	01/01/26 - 01/30/26	30	4,572,133.98	34,072.99	0.00	34,072.99	34,072.99	0.00	0.00	0.00	4,606,206.97
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			5,826,966.39	497,393.39	0.00	497,393.39	81,411.84	0.00	0.00	415,981.54	5,908,378.23

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

				Exchangeable Certificate Detail
			Original
		Pass-Through	Exchangeable				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12592PBH5	N/A	97,263,000.00		0.00	0.00	0.00	0.00	0.00	0.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12592PBJ1	N/A	57,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12592PBL6	4.402165%	65,374,000.00	1,908,661.03	1,908,661.03	7,001.87	0.00	0.00	1,915,662.90	0.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			220,037,000.03	1,908,661.03	1,908,661.03	7,001.87	0.00	0.00	1,915,662.90	0.00

Exchangeable Certificate Details
PEZ	12592PBK8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 28

	Additional Information
Total Available Distribution Amount (1)	7,623,938.28
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	508,275.77	Master Servicing Fee	328.05
Interest Reductions due to Nonrecoverability Determination	(221,617.55)	Certificate Administrator Fee	0.00
Interest Adjustments	111,134.19	Trustee Fee	431.99
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	58.38
ARD Interest	0.00	Operating Advisor Fee	210.16
Net Prepayment Interest Excess / (Shortfall)	0.00	CCRE Strip - Cantor Commercial Real Estate Lending L.P.	123.44
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	1,152.02
Total Interest Collected	397,792.41

Principal		Expenses/Reimbursements
Scheduled Principal	264,691.42	Reimbursement for Interest on Advances	(26,582.15)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	6,882,322.16	Special Servicing Fees (Monthly)	(1,977.95)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	60,943.16	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	7,207,956.74	Total Expenses/Reimbursements	(28,560.10)

		Interest Reserve Deposit	9,218.95

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	415,981.54
Excess Liquidation Proceeds	0.00	Principal Distribution	7,207,956.74
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	7,623,938.28
Total Funds Collected	7,605,749.15	Total Funds Distributed	7,605,749.15

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	135,586,016.73	135,586,016.73	Beginning Certificate Balance	135,586,016.73
(-) Scheduled Principal Collections	264,691.42	264,691.42	(-) Principal Distributions	7,207,956.74
(-) Unscheduled Principal Collections	6,882,322.16	6,882,322.16	(-) Realized Losses	1,747,878.33
(-) Principal Adjustments (Cash)	60,943.16	60,943.16	Realized Loss and Realized Loss Adjustments on Collateral	1,747,878.33
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	1,747,878.33	1,747,878.33	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	126,630,181.66	126,630,181.66	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	137,438,507.13	137,438,507.13	Ending Certificate Balance	126,630,181.66
Ending Actual Collateral Balance	128,310,532.68	128,310,532.68

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	3,000,000.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	3,000,000.00	0.00	Net WAC Rate	4.40%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
7,499,999 or less	2	8,331,661.71	6.58%	(29)	4.9601	1.895685	1.39 or less	3	45,550,227.08	35.97%	(18)	4.1912	0.871254
7,500,000 to 14,999,999	1	9,275,879.16	7.33%	(16)	4.3890	(0.650000)	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999	1	17,135,446.56	13.53%	103	4.6900	3.160000	1.45 to 1.54	1	26,857,726.73	21.21%	(15)	4.2000	1.450000
25,000,000 to 49,999,999	3	91,887,194.23	72.56%	(15)	4.1971	1.705762	1.55 to 1.99	0	0.00	0.00%	0	0.0000	0.000000
50,000,000 to 74,999,999	0	0.00	0.00%	0	0.0000	0.000000	2.00 to 2.49	2	37,086,781.29	29.29%	(15)	4.4218	2.369389
75,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.50 to 2.99	0	0.00	0.00%	0	0.0000	0.000000
Totals	7	126,630,181.66	100.00%	0	4.3281	1.742480	3.00 or greater	1	17,135,446.56	13.53%	103	4.6900	3.160000
							Totals	7	126,630,181.66	100.00%	0	4.3281	1.742480
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	3	3,042,491.40	2.40%	103	4.6900	3.160000
							Lodging	1	9,275,879.16	7.33%	(16)	4.3890	(0.650000)
California	2	35,726,203.79	28.21%	(11)	4.0735	1.339362
							Mixed Use	1	1,859,273.33	1.47%	(75)	5.8170	1.080000
Connecticut	1	1,243,891.36	0.98%	103	4.6900	3.160000
							Office	5	98,359,582.61	77.67%	(15)	4.2311	1.733678
Florida	3	4,488,094.61	3.54%	103	4.6900	3.160000
							Self Storage	18	17,135,446.57	13.53%	103	4.6900	3.160000
Georgia	2	1,781,790.72	1.41%	103	4.6900	3.160000
							Totals	25	126,630,181.66	100.00%	0	4.3281	1.742480
Illinois	2	30,614,392.91	24.18%	(15)	4.3600	2.420000

Massachusetts	3	2,555,020.56	2.02%	103	4.6900	3.160000

Missouri	1	26,857,726.73	21.21%	(15)	4.2000	1.450000

New York	1	1,859,273.33	1.47%	(75)	5.8170	1.080000

Oregon	1	605,136.64	0.48%	103	4.6900	3.160000

Pennsylvania	1	561,432.40	0.44%	103	4.6900	3.160000

Texas	5	17,294,727.22	13.66%	(5)	4.5375	0.731071

Totals	25	126,630,181.66	100.00%	0	4.3281	1.742480

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4999% or less	4	101,163,073.39	79.89%	(15)	4.2147	1.489757	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	2	23,607,834.94	18.64%	70	4.6966	2.877612	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	1	1,859,273.33	1.47%	(75)	5.8170	1.080000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	126,630,181.66	100.00%	0	4.3281	1.742480	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	7	126,630,181.66	100.00%	0	4.3281	1.742480
								Totals	7	126,630,181.66	100.00%	0	4.3281	1.742480
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	6	109,494,735.10	86.47%	(16)	4.2714	1.520644	359 months or less	6	109,494,735.10	86.47%	(16)	4.2714	1.520644
	61 to 83 months	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	84 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	6	109,494,735.10	86.47%	(16)	4.2714	1.520644
	Totals	6	109,494,735.10	86.47%	(16)	4.2714	1.520644
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	12 months or less	2	26,411,325.72	20.86%	61	4.5843	1.821896	239 months or less	1	17,135,446.56	13.53%	103	4.6900	3.160000
	13 months to 24 months	2	40,887,462.97	32.29%	(15)	4.1551	1.406136	240 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	3	59,331,392.97	46.85%	(17)	4.3332	1.938915	Totals	1	17,135,446.56	13.53%	103	4.6900	3.160000
	Totals	7	126,630,181.66	100.00%	0	4.3281	1.742480
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
6	10093253	1	OF	Los Angeles	CA	Actual/360	4.050%	120,256.45	67,061.47	0.00	N/A	11/06/24	--	34,482,136.06	34,415,074.59	01/06/26
8	10087687	1	OF	Downers Grove	IL	Actual/360	4.360%	111,134.19	60,943.16	60,943.16	N/A	11/01/24	--	30,675,336.07	30,614,392.91	12/01/25
9	10091495	1	OF	Clayton	MO	Actual/360	4.200%	0.00	0.00	0.00	N/A	11/06/24	--	26,857,726.73	26,857,726.73	02/06/24
11	10093256	1	SS	Various	Various	Actual/360	4.690%	69,726.76	129,588.16	0.00	N/A	09/06/34	--	17,265,034.72	17,135,446.56	02/06/26
27	10093269	1	LO	Austin	TX	Actual/360	4.389%	35,177.74	31,837.18	0.00	N/A	10/05/24	--	9,307,716.34	9,275,879.16	03/05/25
37	10093279	1	OF	Owings Mills	MD	Actual/360	4.720%	35,166.45	6,904,338.18	0.00	N/A	11/06/24	--	8,652,216.51	0.00	02/01/26
50	10093290	1	OF	Houston	TX	Actual/360	4.714%	26,330.82	14,188.59	0.00	N/A	10/06/24	--	6,486,576.97	6,472,388.38	12/06/25
84	10093313	1	MU	Brooklyn	NY	Actual/360	5.817%	0.00	0.00	0.00	N/A	11/06/19	--	1,859,273.33	1,859,273.33	04/06/19
Totals								397,792.41	7,207,956.74	60,943.16				135,586,016.73	126,630,181.66
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
6	1	3,999,880.79	2,849,586.00	01/01/24	12/31/24	04/07/25	0.00	0.00	187,169.46	187,169.46	0.00	0.00
8	1	0.00	1,013,144.93	01/01/18	03/31/18	09/08/25	25,494,555.43	0.00	0.00	0.00	0.00	0.00
9	1	3,139,468.90	2,322,782.77	01/01/23	09/30/23	11/06/25	12,109,088.84	159,939.36	(254.40)	2,610,061.53	1,298,559.42	0.00
11	1	7,451,337.16	5,806,194.52	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	237,833.70	(104,290.87)	10/01/24	09/30/25	09/08/25	0.00	0.00	66,926.76	736,721.03	553,756.47	0.00
37	1	988,198.74	1,277,819.21	01/01/24	12/31/24	12/08/25	0.00	8,967.22	0.00	0.00	0.00	0.00
50	1	982,536.57	593,928.35	01/01/24	06/30/24	10/06/25	0.00	0.00	40,457.97	80,982.90	0.00	0.00
84	1	0.00	171,431.67	01/01/15	12/31/15	09/08/25	679,689.19	0.00	(49.63)	850,534.14	267,424.95	0.00
Totals		16,799,255.86	13,930,596.58				38,283,333.46	168,906.58	294,250.15	4,465,469.06	2,119,740.84	0.00

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			Principal Prepayment Detail
				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
37	10093279	1	6,882,322.16	Disposition	0.00	0.00
Totals			6,882,322.16		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.						Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/12/26	0	0.00	0	0.00	0	0.00	1	1,859,273.33	1	30,614,392.91	0	0.00	0	0.00	1	6,882,322.16	4.328080%	4.319657%	0
01/12/26	0	0.00	0	0.00	0	0.00	1	1,859,273.33	1	30,675,336.07	0	0.00	0	0.00	2	22,288,243.80	4.353367%	4.343500%	0
12/12/25	0	0.00	0	0.00	0	0.00	1	1,859,273.33	1	30,675,336.07	0	0.00	0	0.00	0	0.00	4.421079%	4.411046%	(1)
11/13/25	0	0.00	0	0.00	0	0.00	1	1,859,273.33	1	30,792,866.18	0	0.00	0	0.00	0	0.00	4.421586%	4.411551%	0
10/10/25	0	0.00	0	0.00	0	0.00	1	1,859,273.33	1	30,792,866.18	0	0.00	1	221,030.29	0	0.00	4.422127%	4.412086%	1
09/12/25	0	0.00	0	0.00	0	0.00	1	1,859,273.33	1	31,638,123.71	0	0.00	0	0.00	0	0.00	4.422339%	4.412129%	2
08/12/25	0	0.00	0	0.00	0	0.00	1	1,859,273.33	1	31,638,123.71	0	0.00	0	0.00	0	0.00	4.422867%	4.411923%	3
07/11/25	0	0.00	0	0.00	0	0.00	1	1,859,273.33	1	31,638,123.71	0	0.00	0	0.00	0	0.00	4.423312%	4.412365%	4
06/12/25	0	0.00	0	0.00	0	0.00	1	1,859,273.33	1	31,638,123.71	0	0.00	0	0.00	0	0.00	4.423754%	4.412804%	5
05/12/25	0	0.00	0	0.00	0	0.00	1	1,859,273.33	1	31,638,123.71	0	0.00	0	0.00	0	0.00	4.424190%	4.413238%	6
04/11/25	0	0.00	0	0.00	0	0.00	1	1,859,273.33	1	31,638,123.71	0	0.00	0	0.00	0	0.00	4.424624%	4.413668%	7
03/12/25	0	0.00	0	0.00	0	0.00	1	1,859,273.33	1	31,638,123.71	0	0.00	1	1,031,668.68	0	0.00	4.425179%	4.414221%	9
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	10093253	01/06/26	0	5	187,169.46	187,169.46	7,600.00	34,482,136.06	11/06/24	1
8	10087687	12/01/25	1	5	0.00	0.00	200.00	30,614,392.91	02/16/23	7			01/17/25
9	10091495	02/06/24	23	5	(254.40)	2,610,061.53	1,534,936.60	27,881,749.70	02/15/24	2
27	10093269	03/05/25	10	5	66,926.76	736,721.03	632,599.81	9,624,099.34	12/13/24	13
50	10093290	12/06/25	1	5	40,457.97	80,982.90	71,122.09	6,500,708.20	10/01/24	13
84	10093313	04/06/19	81	5	(49.63)	850,534.14	948,706.42	2,071,999.91	08/23/16	2		06/13/17
Totals					294,250.15	4,465,469.06	3,195,164.92	111,175,086.12
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		109,494,735	0	77,021,069		32,473,666
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		17,135,447	17,135,447	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-26	126,630,182	51,550,521	6,472,388	0	36,133,606	32,473,666
Jan-26	135,586,017	17,265,035	0	6,486,577	79,299,796	32,534,609
Dec-25	158,451,439	17,394,102	0	0	108,522,727	32,534,609
Nov-25	159,005,027	17,524,923	0	0	108,827,964	32,652,140
Oct-25	159,427,038	17,652,945	0	0	109,121,954	32,652,140
Sep-25	160,705,061	17,782,759	0	0	109,424,905	33,497,397
Aug-25	161,123,682	17,909,743	0	0	109,716,542	33,497,397
Jul-25	161,597,342	18,036,217	0	0	110,063,728	33,497,397
Jun-25	162,084,869	18,164,539	0	0	110,422,933	33,497,397
May-25	162,554,760	18,289,988	0	0	110,767,375	33,497,397
Apr-25	163,038,652	18,417,321	0	0	111,123,934	33,497,397
Mar-25	163,547,195	28,165,853	0	0	101,883,945	33,497,397
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	10093253	34,415,074.59	34,482,136.06	40,500,000.00	02/19/25	2,849,586.00	1.27000	12/31/24	11/06/24	225
8	10087687	30,614,392.91	30,614,392.91	5,600,000.00	08/08/25	912,195.43	2.42000	03/31/18	11/01/24	225
9	10091495	26,857,726.73	27,881,749.70	19,780,000.00	10/07/25	2,011,984.27	1.45000	09/30/23	11/06/24	225
27	10093269	9,275,879.16	9,624,099.34	14,200,000.00	02/01/25	(423,928.87)	(0.65000)	09/30/25	10/05/24	223
37	10093279	0.00	-	10,000,000.00	10/01/25	1,102,265.21	1.71000	12/31/24	11/06/24	224
50	10093290	6,472,388.38	6,500,708.20	10,400,000.00	08/27/25	518,100.35	2.13000	06/30/24	10/06/24	225
84	10093313	1,859,273.33	2,071,999.91	3,600,000.00	05/23/25	167,631.67	1.08000	12/31/15	11/06/19	224
Totals		109,494,735.10	111,175,086.12	104,080,000.00		7,137,834.06

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
6	10093253	OF	CA	11/06/24	1

" 2/6/2026  Loan transferred due to imminent Maturity Default. The loan matured on 11/6/2024 and Borrower was unable to pay off the loan. The loan is secured by a 336k SF, 20-story office building with ground floor retail that was built in 196

0 and last renovated in 1991, located in Los Angeles, CA. The subject features a 4-story parking garage with 2 subterranean levels with a parking count of 321 spaces. The property sits on the northwest corner of Wilshire Boulevard and Flower, and is situa ted in the Downtown Los Angeles corridor within the financial district. The property was 33% occupied as of 3Q25. Borrower had property under contract to sell and pay off the Loan; however, sale has been terminated. Lender has engaged counsel and foreclo sure process has commenced. Modification terms are being negotiated with the Borrower.
"

8	10087687	OF	IL	02/16/23	7

" 2/6/2026   There are 2 collateral properties for this loan all of which have become REO. Of those, 1 remains REO: Highland Oaks I. Title Date: 1/17/25: CBRE is the property manager and leasing broker. The BAS system requires replacement, and bids are being gathered with an estimated cost of $180,000. BAS is the Building Automated System, acting as the central network to control HVAC, lighting, security, etc.
"

9	10091495	OF	MO	02/15/24	2

"  2/6/2026  The Loan transferred to the Special Servicer on 2/15/24 for imminent default as the Borrower does not believe they will be able to secure financing to pay off the Loan by the 11/6/2024 Maturity Date. Additionally, there are deferre d maintenance itemswhich will require imminent repair/replacement of rooftop water towers. The Loan is now past due for the 3/6/2024 payment, with a Notice of Default sent. The collateral consists of a sixteen-story high-rise office building consisting o f 196,921 SFbuilt in 1983 and located in St. Louis, MO. Top tenants include Gardner Capital (DARK) (7.0% NRA; 2/34 LXP), Perimeter Solutions (6.9% NRA; 5/30 LXP), and Stern Brothers (3.3% NRA; 5/27 LXP). T12 9.30.25

NOI/Occ. of $598k/56%, YE 2024: $152k/6 8%, Cushman appointed as receiver on 7/19/2024. Lender will continue discussing workout options with borrower while dual tracking foreclosure.
"

27	10093269	LO	TX	12/13/24	13

"    2/6/2026  Loan transferred to Lender as a SS on 12/16/2024 due to default from non-repayment of Loan balance on 10/5/2024 maturity date, Subject is the 210-key select-service, Wyndham Garden Hotel in Austin TX. Lender sent SS

Transfer Lette r, Notice of Default, and Pre-Negotiation Letter to Borrower. Lender received Borrower's signed Pre-Negotiation Letter. Borrower is working on refinance. However, Borrower contact passed away. Lender obtained executed Third-

Party Pre-Negotiation Letter s. Lender finalized Cash Management with Borrower. Lender is dual tracking Borrower discussions with enforcement of remedies, which includes foreclosure.
"

37	10093279	OF	MD	11/14/24	6
Special Servicer comments are not available for this cycle.

50	10093290	OF	TX	10/01/24	13

"    2/6/2026  Imminent default due to Borrower's inability to pay the loan in full at maturity date (10/6/24). Borrower is having trouble refinancing with the office market. T1 may terminate at anytime with 120 days notice. NOI/DSCR/Occ: YE24 $

1.03MM/2.11x/70% YE23 $983K/2.02x/74%; YE22 $904K/1.86x/71%. Subject is two adjacent, 5-story, Class B multi-tenant office bldgs located in Houston, TX by Hobby Airport. Borrower has signed the PNL and completed the renovations on the 2nd tower lobby. Bor rower is actively looking to refinance the property and has submitted a proposal for a forbearance through 6/30/26. Lender will dual track foreclosure with workout discussions.

"

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
84	10093313	MU	NY	08/23/16	2
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
18	10093261	1	0.00	4.75000%	0.00	4.75000%	10	11/01/21	04/01/20	11/01/21
20	10093263	1	0.00	4.92000%	0.00	4.92000%	10	11/01/21	04/01/20	11/01/21
42	10093284	1	8,655,112.37	5.60000%	8,655,112.37 2.00000%		9	12/13/16	02/06/16	11/18/16
Totals			8,655,112.37		8,655,112.37
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
5	10093252	10/13/22	37,344,025.33	24,400,000.00	40,800,077.90	10,582,018.49	40,800,077.90	30,218,059.41	7,125,965.92	0.00	(42,507.42)	7,168,473.34	17.98%
13	10088048	10/11/24	26,403,919.18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
17	10093260	10/11/19	22,951,141.22	37,000,000.00	1,415,720.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
18	10093261	01/12/26	12,442,619.51	16,300,000.00	14,877,197.51	2,512,175.33	14,877,197.51	12,365,022.18	77,597.33	0.00	0.00	77,597.33	0.34%
20	10093263	01/12/26	10,159,131.51	13,500,000.00	12,713,133.47	2,628,154.63	12,713,133.47	10,084,978.84	74,152.67	0.00	0.00	74,152.67	0.33%
22	10093265	05/11/18	17,950,155.96	28,780,000.00	949,570.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
24	10093267	01/10/20	14,046,567.56	9,410,000.00	4,183,317.17	1,502,146.25	4,183,317.17	2,681,170.92	11,365,396.63	0.00	(23,580.00)	11,388,976.63	77.08%
29	10093271	11/13/18	12,806,586.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
33	10093275	12/10/21	10,306,730.65	7,300,000.00	11,268,825.26	962,094.63	11,268,825.26	10,306,730.63	0.00	0.00	0.00	0.00	0.00%
37	10093279	02/12/26	8,652,216.51	10,000,000.00	7,361,176.96	456,838.78	7,361,176.96	6,904,338.18	1,747,878.33	0.00	0.00	1,747,878.33	15.88%
42	10093284	01/11/19	8,655,112.37	4,450,000.00	1,871,362.94	0.00	1,871,362.94	1,871,362.94	7,067,927.04	0.00	327,310.73	6,740,616.31	70.95%
53	10093293	08/12/19	6,900,225.90	11,100,000.00	59,917.41	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
56	10091682	12/10/21	6,149,544.47	7,070,000.00	6,460,339.49	979,600.29	6,460,339.49	5,480,739.20	668,805.27	0.00	135,176.48	533,628.79	7.56%
63	10093301	05/12/17	5,524,676.63	8,400,000.00	92,116.47	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
68	10093304	06/12/19	4,802,399.57	7,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
70	10093306	10/11/24	3,528,401.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
72	10086404	10/11/19	3,819,429.07	6,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
73	10093307	08/12/19	3,851,980.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
76	10093309	10/11/24	2,890,286.06	5,550,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			8,652,216.51	10,000,000.00	7,361,176.96	456,838.78	7,361,176.96	6,904,338.18	1,747,878.33	0.00	0.00	1,747,878.33
Cumulative Totals			219,185,150.74	197,160,000.00	102,052,755.22	19,623,028.40	99,535,430.70	79,912,402.30	28,127,723.19	0.00	396,399.79	27,731,323.40

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
5	10093252	10/13/23	0.00	0.00	7,168,473.34	0.00	0.00	17,503.29	0.00	0.00	7,143,469.21
		04/12/23	0.00	0.00	7,150,970.05	0.00	25,004.13	0.00	0.00	0.00
		10/13/22	0.00	0.00	7,125,965.92	0.00	0.00	7,125,965.92	0.00	0.00
13	10088048	10/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	10093260	10/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	10093261	01/12/26	0.00	0.00	77,597.33	0.00	0.00	77,597.33	0.00	0.00	77,597.33
20	10093263	01/12/26	0.00	0.00	74,152.67	0.00	0.00	74,152.67	0.00	0.00	74,152.67
22	10093265	05/25/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	10093267	09/13/21	0.00	0.00	11,388,976.63	0.00	0.00	3,625.00	0.00	0.00	11,388,976.63
		08/12/21	0.00	0.00	11,385,351.63	0.00	0.00	153.00	0.00	0.00
		03/12/20	0.00	0.00	11,385,198.63	0.00	0.00	7,830.00	0.00	0.00
		02/12/20	0.00	0.00	11,377,368.63	0.00	0.00	11,972.00	0.00	0.00
		01/10/20	0.00	0.00	11,365,396.63	0.00	0.00	11,365,396.63	0.00	0.00
29	10093271	11/26/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	10093275	12/10/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
37	10093279	02/12/26	0.00	0.00	1,747,878.33	0.00	0.00	1,747,878.33	0.00	0.00	1,747,878.33
42	10093284	07/12/19	0.00	0.00	6,740,616.31	0.00	0.00	(327,310.73)	0.00	0.00	6,740,616.31
		01/11/19	0.00	0.00	7,067,927.04	0.00	0.00	7,067,927.04	0.00	0.00
53	10093293	08/26/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
56	10091682	08/12/22	0.00	0.00	533,628.79	0.00	0.00	(136,236.48)	0.00	0.00	533,628.79
		07/12/22	0.00	0.00	669,865.27	0.00	0.00	680.00	0.00	0.00
		02/11/22	0.00	0.00	669,185.27	0.00	0.00	380.00	0.00	0.00
		12/10/21	0.00	0.00	668,805.27	0.00	0.00	668,805.27	0.00	0.00
63	10093301	05/25/17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
68	10093304	06/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
70	10093306	10/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
72	10086404	10/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
73	10093307	08/26/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
76	10093309	10/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	1,747,878.33	0.00	0.00	1,747,878.33	0.00	0.00	1,747,878.33
Cumulative Totals			0.00	0.00	27,731,323.40	0.00	25,004.13	27,706,319.27	0.00	0.00	27,706,319.27

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	7,423.24	0.00	0.00	0.00	0.00	0.00	4,284.11	0.00	0.00	0.00
8	(111,134.19)	0.00	6,603.72	0.00	0.00	0.00	0.00	115,168.85	0.00	0.00	0.00	0.00
9	0.00	0.00	5,781.87	0.00	0.00	0.00	0.00	97,135.45	0.00	0.00	0.00	0.00
27	0.00	0.00	2,003.74	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	(25,587.20)	0.00	0.00	0.00	0.00	0.00	(31,367.42)	0.00	0.00	0.00
50	0.00	0.00	1,396.42	0.00	0.00	0.00	0.00	0.00	501.16	0.00	0.00	0.00
84	0.00	0.00	400.26	0.00	0.00	0.00	0.00	9,313.26	0.00	0.00	0.00	0.00
Total	(111,134.19)	0.00	(1,977.95)	0.00	0.00	0.00	0.00	221,617.55	(26,582.15)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		81,923.26

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28